Employee Termination Benefits and Facility Closures (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Liability for Workforce Reductions and Facility Closures

The following table provides a rollforward of the liability balances for workforce reductions and facility closures, which occurred through March 31, 2013 (in millions):

	Balance 12/31/2012	Expense	Paid	Other Adjustments*	Balance 3/31/2013
Workforce-related	$32	$4	$(10)	$(3)	$23
Facilities	22	1	(2)	—	21

Total	$54	$5	$(12)	$(3)	$44

*	The other adjustments column in the table principally relates to changes in estimates from when the initial charge was recorded and also foreign currency translation and other adjustments.

The following table provides a rollforward of the liability balances for workforce reductions and facility closures, which occurred during 2012 (in millions):

	Balance 12/31/2011	Expense	Paid	Other Adjustments*	Balance 12/31/2012
Workforce-related	$36	$42	$(42)	$(4)	$32
Facilities	12	12	(2)	—	22

Total	$48	$54	$(44)	$(4)	$54

*	The other adjustments column in the table principally relates to changes in estimates from when the initial charge was recorded and also foreign currency translation adjustments.